Pension Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Estimated portions of net prior service credit that will be recognized as a component of net pension cost	¥ (926)
Estimated portions of net actuarial loss that will be recognized as a component of net pension cost	(19)
Estimated portions of net transition obligation that will be recognized as a component of net pension	49
Accumulated benefit obligations for all defined benefit pension plans	79,178	¥ 73,892
Aggregate projected benefit obligations for plans with accumulated benefit obligations in excess of plan assets	21,279	19,799
Aggregate accumulated benefit obligations for plans with accumulated benefit obligations in excess of plan assets	21,061	19,516
Aggregate fair values of plan assets for the plans with accumulated benefit obligations in excess of plan assets	8,031	6,874
Expected pension plans contributions by Company and certain subsidiaries	3,003
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	1,248	1,044	¥ 926
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Estimated portions of net prior service credit that will be recognized as a component of net pension cost	(104)
Estimated portions of net actuarial loss that will be recognized as a component of net pension cost	1,314
Estimated portions of net transition obligation that will be recognized as a component of net pension	3
Accumulated benefit obligations for all defined benefit pension plans	98,634	61,730
Aggregate projected benefit obligations for plans with accumulated benefit obligations in excess of plan assets	110,498	5,555
Aggregate accumulated benefit obligations for plans with accumulated benefit obligations in excess of plan assets	98,621	5,372
Aggregate fair values of plan assets for the plans with accumulated benefit obligations in excess of plan assets	86,978	4,096
Expected pension plans contributions by Company and certain subsidiaries	1,612
Cost recognized for defined contribution pension plans of Company and certain of its subsidiaries	¥ 2,526	¥ 1,560	¥ 574
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans		30.00%
Equity securities | Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	30.00%
Equity securities | Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	40.00%	40.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans		40.00%
Debt Securities | Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	40.00%
Debt Securities | Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	60.00%	60.00%
Other investment
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans		30.00%
Other investment | Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Portfolio of plans	30.00%